DEBT (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2015	Dec. 31, 2014
Debt Disclosure [Abstract]
Long-term debt

The carrying amount of long term debt as of December 31, 2014 and March 31, 2015 consists of the following:

In millions of US$	As of December 31, 2014	As of March 31, 2015
		(Unaudited)
Government loan at 0.0 ~ 2.0% interest payable annually, principal due in annual installments through 2031	165.3	167.3
Long-term notes	—	99.1
Long-term borrowings from banks	119.4	611.4
Finance lease liabilities with imputed interest at 4.3%, principal due in monthly installments through 2016	6.9	5.0

Total long-term debt	291.6	882.8
Current portion of long-term debt	6.9	270.5

Total long-term debt, net of current portion	284.7	612.3

Long-term debt as of December 31, 2014 and 2013 consists of the following:

	As of December 31,
	2014	2013
	Carrying amount	Carrying amount
Bullet loan at 3 month LIBOR + 2.28% interest payable biannually, principal due February, 2016	30.0	30.2
Bullet loan at 3 month LIBOR + 2.28% interest payable biannually, principal due February, 2016	20.4	20.0
Bullet loan at 3 month LIBOR + 2.10% interest payable quarterly, principal due November, 2017	30.1	—
Bullet loan at 3 month LIBOR + 2.10% interest payable quarterly, principal due in installments from 2015 through 2020	38.9	—
Government loan at 0.0 ~ 2.0% interest payable annually, principal due in annual installments through 2031	165.3	161.5
Finance lease liabilities with imputed interest at 4.3%, principal due in monthly installments through 2016	6.9	6.4

Total long-term debt	291.6	218.1

Current portion of long-term debt	6.9	4.4

Long-term debt	284.7	213.7

Maturity of Long-term Borrowings

As of March 31, 2015, the maturities of long-term debts were as follows:

In millions of US$
Within 1 year	266.0
Between 1 and 2 years	170.8
Between 2 and 3 years	262.1
Between 3 and 4 years	2.5
Between 4 and 5 years	24.1
Beyond 5 years	152.3
As of December 31, 2014, the maturities of long-term borrowings were as follows:

In millions of U.S. dollars
2015	1.0
2016	61.4
2017	41.1
2018	10.0
2019	11.0
Beyond 2019	160.2

Secured/Guaranteed Bank Borrowings

Bank borrowings as of March 31, 2015 were secured/guaranteed by the following:

Amount	Secured/guaranteed by
In millions of US$ (Unaudited)
773.5	Guaranteed by Hanwha Chemical
52.7	Guaranteed by the Company and other subsidiaries of the Group
51.6	Guaranteed by the Group’s plant and machinery with net book value of US$45.9 million

877.8